CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares outstanding	110,840,998	97,450,673
Common stock, shares issued	110,840,998	97,450,673